Employee benefits (Details 5) - Employee benefit obligations [Member] - Parent Company Gratuity plan [member]	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Actuarial assumptions to determine benefit obligations [Line Items]
Discount rate	6.65%	7.15%	7.30%
Rate of compensation increase	8.10%	8.10%	9.00%